Leases (Details) - Schedule of supplemental information related to our operating leases	Jun. 30, 2022
Schedule Of Supplemental Information Related To Our Operating Leases Abstract
Weighted average remaining lease term	2 years 9 months 18 days
Weighted average discount rate	2.60%